Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (173,711,496)	€ (132,396,503)	€ (99,826,263)
Income tax at statutory income tax rate in the Netherlands (2025, 2024 and 2023: 25.8%)	44,817,566	34,158,298	25,755,176
Effect of tax rates in other countries	(24,993,816)	(17,611,881)	(14,334,369)
Recognition (derecognition) of previously unrecognized (recognized) deferred tax assets	270,882	762,594	(58,506)
Current period losses for which no deferred tax asset has been recognized	(22,244,353)	(17,950,456)	(14,771,877)
Nondeductible expenses	(891,058)	(1,085,015)	(458,482)
Prior period adjustments	1,052,878	(98,564)	2,819,253
Income tax (expense)	€ (1,987,901)	€ (1,825,024)	€ (1,048,805)